TAXES ON INCOME (Schedule of Taxes on Income) (Current and Deferred) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Examination [Line Items]
Current	$ 74,096	$ 60,586	$ 57,549
Deferred	(33,254)	(12,217)	(30,172)
Taxes on income	40,842	48,369	27,377
Domestic	15,995	8,614	29,947
Foreign	24,847	39,755	(2,570)
Domestic
Income Tax Examination [Line Items]
Current	22,323	29,075	34,370
Deferred	(6,328)	(20,461)	(4,423)
Taxes on income	15,995	8,614	29,947
Foreign
Income Tax Examination [Line Items]
Current	51,773	31,196	23,179
Deferred	(26,926)	8,559	(25,749)
Taxes on income	$ 24,847	$ 39,755	$ (2,570)